N-4	Jul. 17, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	Jul. 17, 2024
Amendment Flag	false
Fees and Expenses [Text Block]

The table that reflects the maximum Investment Options (Fund fees and expenses) you could pay each year based on current charges in the IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT (Ongoing Fees and Expenses (annual charges)) section is deleted and replaced with the following:

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
ANNUAL FEES	MINIMUM	MAXIMUM
2. Investment Options (Fund fees and expenses)	0.28%[2]	1.31%[2]
[2]	As a percentage of Fund assets.

In the Statutory Prospectus and Updating Summary Prospectus:

The table that reflects the lowest and highest cost you could pay each year based on current charges in the IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT (Ongoing Fees and Expenses (annual charges)) section is deleted and replaced with the following:

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.
Lowest Annual Cost: $941.39	Highest Annual Cost: $3,378.53

Ongoing Fees and Expenses [Table Text Block]

The table that reflects the maximum Investment Options (Fund fees and expenses) you could pay each year based on current charges in the IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT (Ongoing Fees and Expenses (annual charges)) section is deleted and replaced with the following:

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
ANNUAL FEES	MINIMUM	MAXIMUM
2. Investment Options (Fund fees and expenses)	0.28%[2]	1.31%[2]
[2]	As a percentage of Fund assets.

In the Statutory Prospectus and Updating Summary Prospectus:

The table that reflects the lowest and highest cost you could pay each year based on current charges in the IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT (Ongoing Fees and Expenses (annual charges)) section is deleted and replaced with the following:

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.
Lowest Annual Cost: $941.39	Highest Annual Cost: $3,378.53

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.28%	[1]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.31%	[1]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $941.39Highest Annual Cost: $3,378.53
Lowest Annual Cost [Dollars]	$ 941.39
Highest Annual Cost [Dollars]	$ 3,378.53
Item 4. Fee Table [Text Block]

In the Initial Summary Prospectus and Statutory Prospectus, the Examples section in the ADDITIONAL INFORMATION ABOUT FEES, and in the Statutory Prospectus, the Examples section in the FEE TABLES are deleted and replaced with the following:

Examples

The Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses. The example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

●	If you surrendered your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$10,298	$21,518	$33,387	$63,664

●	If you annuitized your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$10,298	$17,918	$30,687	$63,664

●	If you do not surrender, or annuitize your Contract:

1 Year	3 Years	5 Years	10 Years
$5,798	$17,918	$30,687	$63,664

Surrender Example [Table Text Block]	If you surrendered your Contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$10,298	$21,518	$33,387	$63,664

Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,298
Surrender Expense, 3 Years, Maximum [Dollars]	21,518
Surrender Expense, 5 Years, Maximum [Dollars]	33,387
Surrender Expense, 10 Years, Maximum [Dollars]	$ 63,664
Annuitize Example [Table Text Block]	If you annuitized your Contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$10,298	$17,918	$30,687	$63,664

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 10,298
Annuitized Expense, 3 Years, Maximum [Dollars]	17,918
Annuitized Expense, 5 Years, Maximum [Dollars]	30,687
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 63,664
No Surrender Example [Table Text Block]	If you do not surrender, or annuitize your Contract:
1 Year	3 Years	5 Years	10 Years
$5,798	$17,918	$30,687	$63,664

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,798
No Surrender Expense, 3 Years, Maximum [Dollars]	17,918
No Surrender Expense, 5 Years, Maximum [Dollars]	$ 30,687
Item 17. Portfolio Companies (N-4) [Text Block]

In the Initial Summary Prospectus, Statutory Prospectus and Updating Summary Prospectus:

As of July 1, 2024, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses

VanEck VIP Global Resources Fund Class S; Van Eck Associates Corporation	1.31%

Prospectuses Available [Text Block]

In the Initial Summary Prospectus, Statutory Prospectus and Updating Summary Prospectus:

As of July 1, 2024, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section will be deleted and replaced with the following:

Portfolio Companies [Table Text Block]
Fund; Advisor (Subadvisor)	Current Expenses

VanEck VIP Global Resources Fund Class S; Van Eck Associates Corporation	1.31%

VanEck VIP Global Resources Fund Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.31%
Rate Sheet Prospectus [Member]
Prospectus:
Fees and Expenses [Text Block]
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.75%[1]	0.75%[1]
	2. Investment Options (Fund fees and expenses)	0.28%[2]	1.31%[2]
	3. Optional Benefits (for a single optional benefit, if elected)	0.20%[3]	1.60%[3]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.
	Lowest Annual Cost: $941.39	Highest Annual Cost: $3,571.81
	Assumes: ● Investment of $100,000 ● 5% annual appreciation	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●          Least expensive combination of base Contract and Fund fees and expenses

●          No optional benefits

●          No sales charges

●          No additional purchase payments, transfers, or withdrawals

●          No loans or loan interest charges

● No sales charges ● No additional purchase payments, transfers, or withdrawals ● No loans or loan interest charges

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

[2]	As a percentage of Fund assets.

[3] As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.75%[1]	0.75%[1]
	2. Investment Options (Fund fees and expenses)	0.28%[2]	1.31%[2]
	3. Optional Benefits (for a single optional benefit, if elected)	0.20%[3]	1.60%[3]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.
	Lowest Annual Cost: $941.39	Highest Annual Cost: $3,571.81
	Assumes: ● Investment of $100,000 ● 5% annual appreciation	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●          Least expensive combination of base Contract and Fund fees and expenses

●          No optional benefits

●          No sales charges

●          No additional purchase payments, transfers, or withdrawals

●          No loans or loan interest charges

● No sales charges ● No additional purchase payments, transfers, or withdrawals ● No loans or loan interest charges

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

[2]	As a percentage of Fund assets.

[3] As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.75%	[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.75%	[2]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.28%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.31%	[3]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Optional Benefits Minimum [Percent]	0.20%	[4]
Optional Benefits Maximum [Percent]	1.60%	[4]
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $941.39Highest Annual Cost: $3,571.81

Assumes:

●          Investment of $100,000

●          5% annual appreciation

Assumes:

●          Investment of $100,000

●          5% annual appreciation

●          Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

Lowest Annual Cost [Dollars]	$ 941.39
Highest Annual Cost [Dollars]	$ 3,571.81

[1]	As a percentage of Fund assets.
[2]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
[3]	As a percentage of Fund assets.
[4]	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).